Significant Transactions - Schedules of Proceeds Raised And Issuance Costs (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Schedules of Proceeds Raised and Issuance Costs [Abstract]
Proceeds from SPAC Trust	$ 178
SPAC professional fees	(16)
Proceeds from SPAC Merger	162
Kyivstar Group professional fees	(30)
Net proceeds from SPAC Merger	$ 132